Not FDIC Insured May Lose Value No Bank Guarantee
103-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), May 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.3%
Bahamas 1.3%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 13,895,954
Belgium 2.3%
Barco NV ...................... Electronic Equipment, Instruments &
Components 520,224 12,194,553
Fagron ........................ Health Care Providers & Services 630,232 11,106,607
23,301,160
Brazil 1.4%
Camil Alimentos SA ............... Food Products 5,051,600 10,190,869
a
M Dias Branco SA ................ Food Products 794,100 4,328,190
14,519,059
Canada 2.0%
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 4,204,720
Canadian Western Bank ........... Banks 436,036 10,444,595
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,693,442
20,342,757
Denmark 0.5%
Matas A/S ...................... Specialty Retail 345,894 4,786,141
Finland 1.5%
Huhtamaki OYJ .................. Containers & Packaging 411,460 15,857,702
Germany 4.1%
a
Adesso SE ..................... IT Services 28,932 5,514,790
a,b
flatexDEGIRO AG ................ Capital Markets 331,747 4,986,286
Gerresheimer AG ................ Life Sciences Tools & Services 114,310 8,569,756
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 10,346,149
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 162,183 2,660,789
Rational AG .................... Machinery 16,473 10,725,328
42,803,098
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 978,290 12,779,744
VTech Holdings Ltd. .............. Communications Equipment 775,800 5,797,130
18,576,874
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 402,078 7,853,438
Indonesia 0.0%
†
d,e
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 120,167
Ireland 1.0%
a
ICON plc ....................... Life Sciences Tools & Services 46,872 10,489,485
Israel 0.7%
a,b
RADA Electronic Industries Ltd. ...... Aerospace & Defense 630,700 7,593,628
Italy 4.7%
Brembo SpA .................... Auto Components 436,393 5,071,032
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 12,225,149
Interpump Group SpA ............. Machinery 361,995 16,545,971
c
Technogym SpA, 144A, Reg S ...... Leisure Products 1,912,931 14,810,335
48,652,487

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan 6.8%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 916,500 $ 15,738,454
Bunka Shutter Co. Ltd. ............ Building Products 760,000 5,610,672
en Japan, Inc. ................... Professional Services 201,800 3,118,337
Idec Corp. ...................... Electrical Equipment 335,200 6,899,844
IDOM, Inc. ..................... Specialty Retail 1,432,500 7,490,571
Meitec Corp. .................... Professional Services 165,300 8,837,231
TechnoPro Holdings, Inc. .......... Professional Services 332,700 7,629,123
Tsumura & Co. .................. Pharmaceuticals 644,700 14,694,419
70,018,651
Netherlands 0.7%
c
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 6,990,363
South Korea 1.7%
BNK Financial Group, Inc. .......... Banks 1,415,028 8,981,895
DGB Financial Group, Inc. .......... Banks 1,178,608 8,244,560
17,226,455
Sweden 2.9%
b
BillerudKorsnas AB ............... Containers & Packaging 315,734 4,264,378
c
Dometic Group AB, 144A .......... Auto Components 1,482,092 11,460,656
c
Thule Group AB, 144A, Reg S ....... Leisure Products 436,184 14,627,125
30,352,159
Switzerland 3.9%
Bucher Industries AG ............. Machinery 42,624 15,867,537
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 7,054,709
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 7,682,032
a
Siegfried Holding AG .............. Life Sciences Tools & Services 14,855 10,054,008
40,658,286
Taiwan 8.0%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 6,124,137
a
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 16,139,402
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,125,311 10,139,756
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 17,363,123
Merida Industry Co. Ltd. ........... Leisure Products 1,401,000 12,486,446
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 8,253,400
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 12,007,775
82,514,039
United Kingdom 4.3%
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 458,000 4,108,260
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 9,588,216
a
Johnson Service Group plc ......... Commercial Services & Supplies 3,345,013 4,921,320
Man Group plc .................. Capital Markets 5,801,779 18,717,232
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,403 7,220,736
44,555,764
United States 43.9%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 223,800 15,927,846
Alamo Group, Inc. ................ Machinery 154,810 18,210,300
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 173,100 4,966,239
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 7,538,700
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 218,250 16,975,485

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Crown Holdings, Inc. .............. Containers & Packaging 178,800 $ 18,673,872
Deluxe Corp. .................... Commercial Services & Supplies 267,800 6,408,454
a,b
Freshpet, Inc. ................... Food Products 147,400 10,608,378
Hillenbrand, Inc. ................. Machinery 475,410 19,891,154
Huntington Bancshares, Inc. ........ Banks 1,452,599 20,162,074
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 199,400 15,908,132
Janus Henderson Group plc ........ Capital Markets 355,733 9,999,655
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 17,068,180
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 880,010 16,913,792
LCI Industries ................... Auto Components 85,380 10,204,618
Lear Corp. ..................... Auto Components 76,400 10,769,344
b
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 854,300 15,514,088
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 10,441,938
ManpowerGroup, Inc. ............. Professional Services 57,400 5,143,614
MGP Ingredients, Inc. ............. Beverages 202,700 19,633,522
a
Middleby Corp. (The) ............. Machinery 47,600 7,209,496
Miller Industries, Inc. .............. Machinery 203,700 5,027,316
MillerKnoll, Inc. .................. Commercial Services & Supplies 346,500 10,464,300
a
NCR Corp. ..................... Software 533,000 18,489,770
Patrick Industries, Inc. ............. Auto Components 110,235 6,626,226
a
RealReal, Inc. (The) .............. Internet & Direct Marketing Retail 447,100 1,466,488
a
Sabre Corp. .................... IT Services 1,438,000 10,799,380
Sealed Air Corp. ................. Containers & Packaging 260,500 16,197,890
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 490,600 19,329,640
a
Sonos, Inc. ..................... Household Durables 606,100 13,412,993
Spirit AeroSystems Holdings, Inc., A .. Aerospace & Defense 120,600 3,789,252
a
Texas Capital Bancshares, Inc. ...... Banks 184,270 10,416,783
a
ThredUp, Inc., A ................. Internet & Direct Marketing Retail 375,600 1,570,008
TriMas Corp. .................... Containers & Packaging 646,250 18,211,325
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 612,340 19,723,471
Voya Financial, Inc. ............... Diversified Financial Services 175,800 12,061,638
a
Wheels Up Experience, Inc. ........ Airlines 1,229,000 3,109,370
Winnebago Industries, Inc. ......... Automobiles 101,310 5,009,780
453,874,511
Total Common Stocks (Cost $780,340,800) .....................................
974,982,178
Rights
a a
Rights 0.0%
Sweden 0.0%
a
BillerudKorsnas AB , 6/17/22 ........ Containers & Packaging 315,734 —
Total Rights (Cost $–) ........................................................
—
Warrants
a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 675,130
Total Warrants (Cost $–) ......................................................
675,130

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
a a Industry Units a Value
a a a a a a
Private Limited Partnership Funds 1.9%
United States 1.9%
AllianceBernstein Holding LP ....... Capital Markets 473,565 $ 20,145,455
Total Private Limited Partnership Funds (Cost $6,164,831) .......................
20,145,455
Total Long Term Investments (Cost $786,505,631) ...............................
995,802,763
Short Term Investments 2.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 2.1%
United States 2.1%
f
FFCB, 6/01/22 .................. 700,000 700,000
f
FHLB, 6/01/22 .................. 21,000,000 21,000,000
21,700,000
Total U.S. Government and Agency Securities (Cost $21,700,000) .................
21,700,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.437% ......... 4,268,400 4,268,400
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,268,400) .................................................................
4,268,400
a a a a a
Total Short Term Investments (Cost $25,968,400 ) ................................
25,968,400
a a a
Total Investments (Cost $812,474,031) 98.8% ...................................
$1,021,771,163
Other Assets, less Liabilities 1.2% .............................................
12,439,872
Net Assets 100.0% ...........................................................
$1,034,211,035
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $50,549,268, representing 4.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 4 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At May 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933 (1933 Act), were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2022, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12 - 2/23/12 $ 2,478,736 $ 120,167
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,478,736 $120,167
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $264,494 $142,890,558 $(138,886,652) $— $— $4,268,400 4,268,400 $1,972
Total Affiliated Securities ... $264,494 $142,890,558 $(138,886,652) $— $— $4,268,400 $1,972
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 13,895,954 $ — $ — $ 13,895,954
Belgium .............................. — 23,301,160 — 23,301,160
Brazil ................................ 14,519,059 — — 14,519,059
Canada .............................. 20,342,757 — — 20,342,757
Denmark ............................. — 4,786,141 — 4,786,141
Finland .............................. — 15,857,702 — 15,857,702
Germany ............................. — 42,803,098 — 42,803,098
Hong Kong ........................... — 18,576,874 — 18,576,874
Hungary ............................. — 7,853,438 — 7,853,438
Indonesia ............................ — — 120,167 120,167
Ireland ............................... 10,489,485 — — 10,489,485
Israel ................................ 7,593,628 — — 7,593,628
Italy ................................. — 48,652,487 — 48,652,487
Japan ............................... — 70,018,651 — 70,018,651
Netherlands ........................... — 6,990,363 — 6,990,363
South Korea .......................... — 17,226,455 — 17,226,455
Sweden .............................. — 30,352,159 — 30,352,159
Switzerland ........................... 7,682,032 32,976,254 — 40,658,286
Taiwan ............................... — 82,514,039 — 82,514,039
United Kingdom ........................ 4,108,260 40,447,504 — 44,555,764
United States .......................... 453,874,511 — — 453,874,511
Rights ................................ — — — —
Warrants .............................. 675,130 — — 675,130
Private Limited Partnership Funds ............ 20,145,455 — — 20,145,455
Short Term Investments ................... 4,268,400 21,700,000 — 25,968,400
Total Investments in Securities ........... $557,594,671 $464,056,325
a
$120,167 $1,021,771,163
a
Includes foreign securities valued at $442,356,325, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.